Reinsurance Prepaid Reinsurance Premiums and Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 3,378.9	$ 2,696.1
Percentage Of Total Reinsurance Recoverables	100.00%	100.00%
Prepaid reinsurance premiums	$ 626.5	$ 309.7
Percentage Of Total Prepaid Reinsurance Premiums	100.00%	100.00%
State Reinsurance Plans [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 2,764.6	$ 2,285.9
Percentage Of Total Reinsurance Recoverables	82.00%	85.00%
Prepaid reinsurance premiums	$ 259.1	$ 218.7
Percentage Of Total Prepaid Reinsurance Premiums	41.00%	71.00%
State Reinsurance Plans [Member] | Michigan Catastrophic Claims Association [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 2,247.1	$ 1,903.9
Percentage Of Total Reinsurance Recoverables	67.00%	71.00%
Prepaid reinsurance premiums	$ 71.8	$ 55.3
Percentage Of Total Prepaid Reinsurance Premiums	12.00%	18.00%
State Reinsurance Plans [Member] | Commercial Auto Insurance Procedures Plans [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 332.4	$ 254.7
Percentage Of Total Reinsurance Recoverables	10.00%	9.00%
Prepaid reinsurance premiums	$ 93.8	$ 72.9
Percentage Of Total Prepaid Reinsurance Premiums	15.00%	24.00%
State Reinsurance Plans [Member] | Florida Hurricane Catastrophe Fund [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 86.0	$ 18.5
Percentage Of Total Reinsurance Recoverables	3.00%	1.00%
Prepaid reinsurance premiums	$ 0.0	$ 0.0
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
State Reinsurance Plans [Member] | North Carolina Reinsurance Facility [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 84.4	$ 78.1
Percentage Of Total Reinsurance Recoverables	2.00%	3.00%
Prepaid reinsurance premiums	$ 33.8	$ 34.0
Percentage Of Total Prepaid Reinsurance Premiums	5.00%	11.00%
State Reinsurance Plans [Member] | other reinsurance program [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 3.1	$ 2.9
Percentage Of Total Reinsurance Recoverables	0.00%	0.00%
Prepaid reinsurance premiums	$ 1.0	$ 0.6
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
Federal Reinsurance Plans [Member] | National Flood Insurance Program [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 11.6	$ 27.8
Percentage Of Total Reinsurance Recoverables	0.00%	1.00%
Prepaid reinsurance premiums	$ 58.7	$ 55.9
Percentage Of Total Prepaid Reinsurance Premiums	9.00%	18.00%
Commercial Lines reinsurance program [Member] [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 459.5	$ 254.2
Percentage Of Total Reinsurance Recoverables	14.00%	10.00%
Prepaid reinsurance premiums	$ 352.9	$ 79.2
Percentage Of Total Prepaid Reinsurance Premiums	56.00%	25.00%
Property reinsurance program [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 146.8	$ 147.7
Percentage Of Total Reinsurance Recoverables	4.00%	5.00%
Prepaid reinsurance premiums	$ 14.5	$ 11.8
Percentage Of Total Prepaid Reinsurance Premiums	3.00%	4.00%
other reinsurance program [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 8.0	$ 8.3
Percentage Of Total Reinsurance Recoverables	0.00%	0.00%
Prepaid reinsurance premiums	$ 0.0	$ 0.0
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
Non State Reinsurance Plans [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 614.3	$ 410.2
Percentage Of Total Reinsurance Recoverables	18.00%	15.00%
Prepaid reinsurance premiums	$ 367.4	$ 91.0
Percentage Of Total Prepaid Reinsurance Premiums	59.00%	29.00%